Note 10 - Share Capital - Summary of Options Outstanding and Exercisable (Details)	12 Months Ended
	Nov. 30, 2022 $ / shares	Nov. 30, 2021 $ / shares	Nov. 30, 2020 $ / shares
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	14,003,075	12,444,150	10,732,000
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.61	$ 1.63	$ 1.51
Options Outstanding Weighted Average Remaining Contractual Life (Year)	3 years 2 months 12 days
Options Exercisable Number of Options Exercisable	9,955,070
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.61
Options Exercisable Weighted Average Remaining Contractual Life (Year)	2 years 6 months 25 days
Share options one [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	1,837,500
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 0.79
Options Outstanding Weighted Average Remaining Contractual Life (Year)	1 year
Options Exercisable Number of Options Exercisable	1,837,500
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 0.79
Options Exercisable Weighted Average Remaining Contractual Life (Year)	1 year
Share options one [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 0.78
Share options one [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 0.96
Share options two [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	3,099,500
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.13
Options Outstanding Weighted Average Remaining Contractual Life (Year)	1 year 8 months 26 days
Options Exercisable Number of Options Exercisable	2,889,500
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.11
Options Exercisable Weighted Average Remaining Contractual Life (Year)	1 year 6 months 14 days
Share options two [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 0.97
Share options two [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.57
Share options three [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	4,145,500
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.60
Options Outstanding Weighted Average Remaining Contractual Life (Year)	4 years 11 months 23 days
Options Exercisable Number of Options Exercisable	1,036,375
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.60
Options Exercisable Weighted Average Remaining Contractual Life (Year)	4 years 11 months 23 days
Share options three [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.58
Share options three [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.60
Share options four [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	2,516,250
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.83
Options Outstanding Weighted Average Remaining Contractual Life (Year)	3 years 11 months 12 days
Options Exercisable Number of Options Exercisable	1,885,000
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.83
Options Exercisable Weighted Average Remaining Contractual Life (Year)	3 years 11 months 12 days
Share options four [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.61
Share options four [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.83
Share options five [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	2,404,325
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 2.67
Options Outstanding Weighted Average Remaining Contractual Life (Year)	2 years 11 months 4 days
Options Exercisable Number of Options Exercisable	2,306,695
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 2.70
Options Exercisable Weighted Average Remaining Contractual Life (Year)	2 years 10 months 17 days
Share options five [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.84
Share options five [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 3.38